John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 4/30/2022

Fund’s investments
As of 4-30-22 (unaudited)
	Shares	Value
Preferred securities (A) 90.0% (58.9% of Total investments)		$345,315,021
(Cost $367,369,744)
Communication services 6.7%		25,666,758
Diversified telecommunication services 1.3%
Qwest Corp., 6.750%	220,000	4,936,800
Media 0.6%
Paramount Global, 5.750%	50,000	2,147,500
Wireless telecommunication services 4.8%
Telephone & Data Systems, Inc., 6.000%	222,100	4,493,083
Telephone & Data Systems, Inc., 6.625%	211,250	4,998,175
U.S. Cellular Corp., 5.500%	105,000	2,108,400
U.S. Cellular Corp., 5.500%	110,000	2,215,400
U.S. Cellular Corp., 6.250%	220,000	4,767,400
Consumer discretionary 1.7%		6,540,530
Internet and direct marketing retail 1.7%
Qurate Retail, Inc., 8.000%	73,500	5,988,780
QVC, Inc., 6.250% (B)(C)	25,000	551,750
Consumer staples 4.1%		15,620,000
Food products 4.1%
Ocean Spray Cranberries, Inc., 6.250% (C)(D)	160,000	15,620,000
Energy 2.4%		9,043,500
Oil, gas and consumable fuels 2.4%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (C)	210,000	5,250,000
NuStar Logistics LP (3 month LIBOR + 6.734%), 8.020% (C)(E)	150,000	3,793,500
Financials 34.9%		133,960,947
Banks 18.3%
Bank of America Corp., 6.000% (C)	108,575	2,716,547
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (C)	110,000	2,861,100
Bank of America Corp., 7.250% (C)	7,000	8,517,740
Citigroup Capital XIII (3 month LIBOR + 6.370%), 7.656% (E)	265,000	7,184,150
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	300,564	7,844,720
Fifth Third Bancorp, 6.000% (C)	150,000	3,817,500
First Republic Bank, 4.000% (C)	185,000	3,237,500
First Republic Bank, 4.700% (C)	128,875	2,487,288
Fulton Financial Corp., 5.125% (C)	113,025	2,381,437
Pinnacle Financial Partners, Inc., 6.750%	140,000	3,582,600
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (C)	164,500	4,079,600
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (C)	109,000	2,736,990
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (C)	269,225	7,067,156
Wells Fargo & Company, 7.500% (B)(C)	7,500	9,086,175
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,511,930
Capital markets 4.6%
Brookfield Finance, Inc., 4.625% (C)	95,000	1,800,250
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (C)	125,000	3,253,750
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (C)	86,000	2,236,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	405,472	10,594,983
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.3%
Navient Corp., 6.000% (C)	244,271	$5,022,212
Insurance 10.6%
AEGON Funding Company LLC, 5.100% (B)(C)	267,925	5,666,614
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	131,750	3,411,008
American Financial Group, Inc., 5.125% (C)	123,850	2,740,801
American International Group, Inc., 5.850% (C)	207,000	5,123,250
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (C)	270,000	6,871,500
Brighthouse Financial, Inc., 6.600% (C)	246,687	6,221,446
RenaissanceRe Holdings, Ltd., 4.200% (B)(C)	169,000	3,173,820
The Phoenix Companies, Inc., 7.450% (C)	216,500	3,944,630
Unum Group, 6.250% (C)	137,500	3,498,000
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	290,250
Health care 1.4%		5,570,990
Health care equipment and supplies 1.4%
Becton, Dickinson and Company, 6.000%	109,000	5,570,990
Industrials 1.0%		3,926,339
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	137,525	3,926,339
Real estate 4.4%		16,982,758
Equity real estate investment trusts 4.4%
Diversified Healthcare Trust, 5.625% (B)(C)	665,020	11,072,583
Pebblebrook Hotel Trust, 6.375%	160,450	3,570,013
Vornado Realty Trust, 5.400%	116,600	2,340,162
Utilities 33.4%		128,003,199
Electric utilities 9.5%
American Electric Power Company, Inc., 6.125% (C)	115,000	6,440,000
Duke Energy Corp., 5.750% (C)	160,000	4,166,400
NextEra Energy, Inc., 6.219% (B)(C)	313,000	14,808,025
NSTAR Electric Company, 4.780% (C)	15,143	1,443,582
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)(C)	64,650	1,515,396
The Southern Company, 6.750% (C)	150,300	8,246,961
Gas utilities 5.0%
South Jersey Industries, Inc., 5.625% (B)(C)	188,875	3,305,313
South Jersey Industries, Inc., 8.750%	130,000	8,983,000
Spire, Inc., 7.500%	46,000	2,418,220
UGI Corp., 7.250%	49,500	4,370,355
Independent power and renewable electricity producers 2.7%
The AES Corp., 6.875% (C)	119,000	10,305,400
Multi-utilities 16.2%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	290,000	7,424,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (C)	420,050	10,866,694
CMS Energy Corp., 5.625% (C)	187,515	4,663,498
CMS Energy Corp., 5.875%	20,000	501,000
DTE Energy Company, 5.250% (C)	160,000	3,716,800
DTE Energy Company, 6.250%	71,650	3,754,460
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(C)	237,872	$5,970,587
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	288,000	7,536,960
NiSource, Inc., 7.750% (B)(C)	97,600	11,100,048

Sempra Energy, 5.750% (C)	270,000	6,466,500
Common stocks 4.6% (3.0% of Total investments)		$17,578,646
(Cost $21,782,213)
Communication services 0.4%		1,509,000
Diversified telecommunication services 0.4%
Lumen Technologies, Inc. (C)	150,000	1,509,000
Energy 2.6%		10,038,286
Oil, gas and consumable fuels 2.6%
BP PLC, ADR (C)	140,000	4,020,800
Equitrans Midstream Corp. (C)	198,446	1,559,786
The Williams Companies, Inc. (C)	130,000	4,457,700
Utilities 1.6%		6,031,360
Multi-utilities 1.6%
Algonquin Power & Utilities Corp.	128,000	6,031,360

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 52.3% (34.2% of Total investments)				$200,704,780
(Cost $215,162,901)
Communication services 3.1%				12,094,102
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	6,700,000	6,493,406
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)(G)	6.875	07-19-27	5,988,000	5,600,696
Consumer discretionary 2.5%				9,426,260
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	2,500,000	2,440,625
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	7,239,000	6,985,635
Consumer staples 0.2%				701,825
Food products 0.2%
Land O’ Lakes, Inc. (C)(D)(G)	8.000	07-16-25	670,000	701,825
Energy 5.8%				22,446,880
Oil, gas and consumable fuels 5.8%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	5,297,000	5,032,150
Energy Transfer LP (3 month LIBOR + 3.018%) (C)(E)	3.334	11-01-66	8,050,000	6,629,980
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (G)	6.625	02-15-28	6,500,000	5,622,500
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(C)(G)	6.875	02-15-23	3,000,000	2,937,000
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%) (B)(C)	5.600	03-07-82	2,300,000	2,225,250
Financials 33.3%				127,719,225
Banks 21.4%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (C)(G)	5.875	03-15-28	6,096,000	5,835,701
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(G)	6.125	04-27-27	5,750,000	$5,750,000
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (B)(C)(G)	6.500	10-23-24	1,636,000	1,667,706
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(C)(G)	7.750	09-15-23	1,102,000	1,111,643
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (C)(G)	8.000	06-15-24	1,935,000	1,994,259
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (G)	6.375	04-06-24	6,000,000	5,805,000
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(C)(G)	4.250	01-01-27	5,500,000	5,005,000
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (G)	5.625	07-01-25	4,250,000	4,324,375
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (G)	5.625	07-15-30	1,500,000	1,495,455
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	4.287	07-01-22	4,220,000	4,161,975
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(C)(G)	4.600	02-01-25	6,500,000	6,007,950
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)(G)	6.750	02-01-24	667,000	678,729
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	6,000,000	6,120,000
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (G)	3.500	09-01-26	7,200,000	6,048,092
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(G)	5.375	11-18-30	4,900,000	4,302,200
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (G)	4.100	02-15-31	4,500,000	3,645,000
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (G)	4.700	11-15-31	3,450,000	2,822,583
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(C)(G)	3.400	09-15-26	2,800,000	2,408,000
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (G)	6.000	05-15-27	5,965,000	5,950,088
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)(C)(G)	3.700	01-15-27	5,735,000	4,899,238
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(G)	5.900	06-15-24	2,000,000	1,957,500
Capital markets 3.6%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)(C)(G)	3.750	12-20-26	2,550,000	2,269,500
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(C)(G)	4.000	06-01-26	4,000,000	3,627,000
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(C)(G)	4.000	12-01-30	2,700,000	2,288,574
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(C)(G)	5.000	06-01-27	2,475,000	2,384,588
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(C)(G)	5.375	06-01-25	3,100,000	3,123,467
Consumer finance 2.1%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)(C)(G)	3.550	09-15-26	5,500,000	4,737,425
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	3,400,000	3,459,500
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(C)	5.750	09-01-40	3,000,000	2,950,843
Insurance 5.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (G)	6.000	06-01-25	3,000,000	3,067,500
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(C)(G)	5.875	03-15-28	4,000,000	3,955,459
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	2,710,000	2,635,475
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (D)(G)	6.500	11-13-26	5,750,000	5,045,625
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(D)(G)	7.000	05-13-25	6,890,000	6,183,775
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Utilities 7.4%				$28,316,488
Electric utilities 4.4%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)(C)	3.250	01-15-82	3,350,000	2,849,573
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (G)	5.000	12-15-26	2,790,000	2,525,295
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	4,650,000	4,288,835
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(C)	6.750	06-15-76	2,490,000	2,524,238
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (C)	5.650	05-01-79	2,744,000	2,697,572
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) (B)(C)	3.750	09-15-51	2,000,000	1,800,000
Independent power and renewable electricity producers 1.8%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (D)(G)	7.000	12-15-26	2,440,000	2,372,900
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(G)	8.000	10-15-26	4,500,000	4,528,125
Multi-utilities 1.2%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(C)	4.750	06-01-50	3,500,000	3,360,000

Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	1,500,000	1,369,950
Capital preferred securities (H) 2.7% (1.8% of Total investments)				$10,240,231
(Cost $10,678,500)
Financials 1.2%				4,426,500
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(C)(D)	7.875	12-15-37	3,900,000	4,426,500
Utilities 1.5%				5,813,731
Multi-utilities 1.5%
Dominion Resources Capital Trust III (B)(C)	8.400	01-15-31	5,000,000	5,813,731

	Par value^	Value
Short-term investments 3.2% (2.1% of Total investments)		$12,207,000
(Cost $12,207,000)
Repurchase agreement 3.2%		12,207,000
Repurchase Agreement with State Street Corp. dated 4-29-22 at 0.000% to be repurchased at $12,207,000 on 5-2-22, collateralized by $5,719,800 U.S. Treasury Inflation Indexed Bonds, 3.625% due 4-15-28 (valued at $12,451,264)	12,207,000	12,207,000
Total investments (Cost $627,200,358) 152.8%		$586,045,678
Other assets and liabilities, net (52.8%)		(202,516,869)
Total net assets 100.0%		$383,528,809

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is on loan as of 4-30-22, and is a component of the fund’s leverage under the Credit Facility Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-22 was $369,970,004. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $173,117,443.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $43,180,950 or 11.3% of the fund’s net assets as of 4-30-22.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
The fund had the following country composition as a percentage of total investments on 4-30-22:
United States	88.2%
Canada	6.1%
United Kingdom	2.3%
Bermuda	1.7%
Japan	1.0%
Other countries	0.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Jun 2022	$(65,730,304)	$(61,961,250)	$3,769,054
						$3,769,054
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(103,502)	$(103,502)
								—	$(103,502)	$(103,502)

(a)	At 4-30-22, the 3 month LIBOR was 1.335%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$25,666,758	$25,666,758	—	—
Consumer discretionary	6,540,530	6,540,530	—	—
Consumer staples	15,620,000	—	$15,620,000	—
Energy	9,043,500	9,043,500	—	—
Financials	133,960,947	130,016,317	3,944,630	—
Health care	5,570,990	5,570,990	—	—
Industrials	3,926,339	3,926,339	—	—
Real estate	16,982,758	16,982,758	—	—
Utilities	128,003,199	122,032,612	5,970,587	—
Common stocks	17,578,646	17,578,646	—	—
Corporate bonds	200,704,780	—	200,704,780	—
Capital preferred securities	10,240,231	—	10,240,231	—
Short-term investments	12,207,000	—	12,207,000	—
Total investments in securities	$586,045,678	$337,358,450	$248,687,228	—
Derivatives:
Assets
Futures	$3,769,054	$3,769,054	—	—
Liabilities
Swap contracts	(103,502)	—	$(103,502)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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